Property and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 535	$ 500
Less: accumulated depreciation and amortization	(370)	(314)
Property and equipment, net	165	186	211	151
Depreciation and amortization expense	74	86	99
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	175	161
Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	225	208
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	131	127
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4	$ 4